OPERATING LEASES - Committed Time Charter Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Leases [Line Items]
Vessel operating revenues	$ 356,349	$ 371,022	$ 347,917
2025	262,928
2026	280,731
2027	198,336
2028	185,159
2029	213,889
Thereafter	675,243
Total	1,816,286
Emissions allowances (EUAs)
Operating Leases [Line Items]
Vessel operating revenues	$ 1,400